Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Disclosure of initial application of standards or interpretations [abstract]
Basis of Preparation of the Financial Statements

a.	Basis of preparation of the financial statements

The financial statements of the Company have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The significant accounting policies described below have been applied consistently in relation to all the periods presented, unless otherwise stated.

The financial statements have been prepared under the historical cost convention.

The preparation of financial statements in conformity with IFRS requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying the Company’s accounting policies. The areas involving a higher degree of judgment or complexity, or areas where assumptions and estimates are significant to the financial statements are disclosed in note 3.

Actual results could differ from those estimates and assumptions.

Functional and Presentation Currency

b.	Functional and presentation currency:

1)	Functional and presentation currency

Items included in the financial statements of the Company are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The financial statements are presented in U.S. dollar ($), which is the Company’s functional and presentation currency.

2)	Transactions and balances

Foreign currency transactions are translated into the functional currency using exchange rates prevailing at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation at year-end exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the income statement.

All foreign exchange gains and losses are presented in the statements of comprehensive loss within financial income or expenses.

Cash and Cash Equivalents

c.	Cash and cash equivalents

Cash and cash equivalents include cash on hand and short-term bank deposits (with original maturities of three months or less) that are not restricted as to withdrawal or use, and are therefore considered to be cash equivalents.

Property and Equipment

d.	Property and equipment:

1)	All property and equipment (including leasehold improvements) are stated at historical cost less accumulated depreciation and impairment. Historical cost includes expenditures that are directly attributable to the acquisition of the items.

Repairs and maintenance are charged to the income statement during the period in which they are incurred.

2)	The assets are depreciated using the straight-line method to allocate their cost over their estimated useful lives.

Annual rates of depreciation are as follows:

%
Laboratory equipment	9-15
Computers	25-33
Office furniture and equipment	7

Leasehold improvements in buildings under operating leases are depreciated using the straight-line method over the shorter of the term of the lease or the estimated useful life of the improvements.

3)	Gains and losses on disposals are determined by comparing proceeds with the associated carrying amount. These are included in the statements of comprehensive loss.

Impairment of Non-financial Assets

e.	Impairment of non-financial assets

Assets that are subject to depreciation are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. An impairment loss is recognized for the amount by which the asset carrying amount exceeds its recoverable amount. The recoverable amount is the higher of an asset fair value less costs to dispose and its value in use. For the purposes of assessing impairment, assets are grouped at the lowest levels for which there are separately identifiable cash flows (cash-generating units).

Through December 31, 2017, no impairment has been recognized.

Financial Assets

f.	Financial assets:

1)	Classification

The Company classifies its financial assets as “Loans and Receivables.” The classification depends on the purpose for which each financial asset was acquired. The Company’s management determines the classification of financial assets at initial recognition.

Receivables are non-derivative financial assets with fixed or determinable payments that are not quoted in an active market. The Company’s receivables include “current assets (except for prepaid expense),” “cash and cash equivalents,” “short-term bank deposits and “trade receivables.”

2)	Recognition and measurement

Ordinary purchases of financial assets are recognized at the settlement date, the date on which the asset is delivered to or by the Company.

Financial assets are derecognized when the rights to receive cash flows from the assets have expired or have been transferred and the Company has transferred substantially all risks and rewards of ownership of the assets.

The Company’s Loans and Receivables are initially recognized at fair value.

3)	Impairment of financial assets

The Company assesses at the end of each reporting period whether there is objective evidence that a financial asset or group of financial assets is impaired. The amount of the loss is measured as the difference between the asset’s carrying amount and the present value of estimated future cash flows (excluding future credit losses that have not been incurred) discounted at the financial asset’s original effective interest rate. The asset’s carrying amount is reduced and the amount of the loss is recognized in the statements of comprehensive loss.

As of December 31, 2017, the Company has not recognized any impairment.

Financial Liabilities

g.	Financial liabilities:

Accounts payable

Accounts payable are initially measured at fair value. In subsequent periods, the other financial liabilities are presented at amortized cost. Any difference between the consideration and the redemption value is accreted to profit or loss over the term of the liability, using the effective interest method.

Financial liabilities are classified as current liabilities, unless the Company has an unconditional right to defer settlement of the liability for at least 12 months after the end of the reporting period, in which case they are classified as noncurrent liabilities.

Share Capital
h.	Share capital
Ordinary Shares are classified as equity. Incremental costs directly attributable to the issue of new shares or options are included in equity as a deduction from the proceeds.
Deferred Income Tax

i.	Deferred income tax

Deferred taxes are recognized using the liability method on temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements.

Deferred income tax assets are recognized only to the extent that it is probable that future taxable income will be available against which the temporary differences can be utilized. Deferred income tax is determined using tax rates and laws that have been enacted or substantively enacted by the balance sheet date and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled.

Due to absence of expectation of taxable income in the future, no deferred tax assets have been recorded in the Company’s financial statements.

Employee Benefits

j.	Employee benefits:

1)	Post employment benefit obligation

Israeli labor laws and the Company’s agreements require the Company to pay retirement benefits to employees terminated or leaving their employment in certain other circumstances. Most of the Company’s employees are covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law from the beginning of their employment with the Company.

With respect to the remaining employees, which are not covered by a defined contribution plan under Section 14 of the Israel Severance Pay Law only from January 1, 2010, the Company records a liability in its statement of financial position for defined benefit plans that represents the present value of the defined benefit obligation as of the statement of financial position date, net of the fair value of plan assets.

The defined benefit obligation is calculated annually by independent actuaries using the projected unit credit method. The present value of the defined benefit obligation is determined by discounting the estimated future cash outflows using interest rates of highly rated corporate bonds that are denominated in the currency in which the benefits will be paid (NIS) and that have terms to maturity approximating the terms of the related liability.

Remeasurement gains and losses arising from adjustments to reflect actual experience and changes in actuarial assumptions are charged or credited to equity in other comprehensive loss (income) in the period in which they arise.

2)	Vacation and recreation pay

Under Israeli law, each employee is entitled to vacation days and recreation pay, both computed on an annual basis. The entitlement is based on the length of the employment period. The Company recognizes a liability and an expense for vacation and recreation pay based on the entitlement of each employee.

Share-Based Payments

k.	Share-based payments

The Company operates a number of equity-settled, share-based compensation plans to employees (as defined in IFRS 2 “Share-Based Payments”), directors and service providers. As part of the plans, the Company grants employees, directors and service providers, from time to time and at its discretion, options and RSU’s to purchase Company shares. The fair value of the employee and service provider services received in exchange for the grant of the options and RSU’s are recognized as an expense in profit or loss and is recorded to Additional paid in capital within equity. The total amount recognized as an expense over the vesting period of the options (the period during which all vesting conditions are expected to be met) was determined as follows:

1)	Share based payments to employees and directors by reference to the fair value of the options and RSU’s granted at date of grant.

2)	Share based payments to service providers by reference to the fair value of the service provided.

Service conditions and performance vesting conditions are included in assumptions about the number of options and RSU’s that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

Vesting conditions are included in assumptions about the number of options and RSU’s that are expected to vest. The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied.

At the end of each reporting period, the Company revises its estimates of the number of options and RSU’s that are expected to vest based on the vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to Additional paid in capital.

When options are exercised, the Company issues new shares, with proceeds less directly attributable transaction costs recognized as share capital (par value) and additional paid in capital.

Provisions

l.	Provisions

Provisions are recognized when the Company has a present legal or constructive obligation as a result of past events and it is probable that an outflow of resources will be required to settle the obligation. Provisions are measured by discounting the future cash outflow at a pretax interest rate that reflects current market assessments of the time value of money and the risks specific to the obligation. The carrying amount of the provision is adjusted in each reporting period in order to reflect the passage of time and the changes in the carrying amounts are carried to the statement of comprehensive loss.

As of December 31, 2017, no provisions have been recognized.

Revenue from Contracts with Customer

m.	Revenue from contracts with customers

General

In November 2017, the Company signed an exclusive license agreement with NanoCarrier Co. Ltd (hereinafter – “The License Agreement”), for the development, commercialization, and supply of VB-111 in Japan (see note 8 for further details).

As of January 1, 2017, the Company early adopted IFRS 15, with full retrospective application. Since the Company has not generated revenues until 2017, the adoption of IFRS 15 did not have an effect on accumulated deficits as of January 1, 2015 nor on 2015’s and 2016’s comparatives.

IFRS 15 introduces a five-step model for recognizing revenue from contracts with customers, as follows:

1.	identify the contract with a customer;
2.	identify the performance obligations in the contract;
3.	determine the transaction price;
4.	allocate the transaction price to the performance obligations in the contract;
5.	recognize revenue when (or as) the entity satisfies a performance obligation.

Revenues from licensing agreement

According to IFRS 15, performance obligation is a promise to provide a distinct good or service or a series of distinct goods or services. Goods and services that are not distinct are bundled with other goods or services in the contract until a bundle of goods or services that is distinct is created. A good or service promised to a customer is distinct if the customer can benefit from the good or service either on its own or together with other resources that are readily available to the customer and the entity’s promise to transfer the good or service to the customer is separately identifiable from other promises in the contract.

The Company has identified two performance obligations in The License Agreement: (1) Grant of the license and use of its IP; and (2) Company’s participation and consulting assistance services. In addition, there is a potential performance obligation regarding future manufacturing.

IFRS 15 defines the ‘Transaction Price’ as the amount of consideration to which the entity expects to be entitled in exchange for transferring the promised goods or services to a customer. The Company allocates the transaction price to each performance obligation identified based on the standalone selling prices of the goods or services being provided to the customer.

The Grant of the license and use of its IP performance obligation considered to be a right to use IP in accordance with IFRS 15. Therefore, revenue is recognized at a point in time, upon transfer of control over the license to the licensee.

The Company’s participation and consulting assistance services performance obligation is recognized as revenue over the service period, based on input method, which is costs incurred and labor hours expended.

Revenue from achieving additional milestones is recognized only when it is highly probable that a significant reversal of cumulative revenues will not occur, usually upon achievement of the specific milestone.

Sales-based royalties are not included in the transaction price. Rather, they are recognized as incurred, due to the specific exception of IFRS 15 for sales-based royalties in licensing of intellectual properties.

Research and Development Expenses

n.	Research and development expenses

Research expenses are charged to profit or loss as incurred. An intangible asset arising from development of the Company’s products is recognized if all of the following conditions are met:

●	It is technically feasible to complete the intangible asset so that it will be available for use;

●	Management intends to complete the intangible asset and use it or sell it;

●	There is an ability to use or sell the intangible asset;

●	It can be demonstrated how the intangible asset will generate probable future economic benefits;

●	Adequate technical, financial and other resources to complete the development and to use or sell the intangible asset are available;

●	Costs associated with the intangible asset during development can be measured reliably.

Other development costs that do not meet the above criteria are recognized as expenses as incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period.

As of December 31, 2017, the Company has not yet capitalized any development costs.

Government Grants

o.	Government grants

Government grants, which are received from the Israeli Innovation Authority or IIA (formerly known as the Israeli Office of Chief Scientist, or the “OCS”) by way of participation in research and development that is conducted by the Company, fall within the scope of “forgivable loans,” as set forth in International Accounting Standard 20 “Accounting for Government Grants and Disclosure of Government Assistance” (“IAS 20”).

As approved by the IIA, the grants are received in installments as the program progresses. The Company recognizes each forgivable loan on a systematic basis at the same time the Company records, as an expense, the related research and development costs for which the grant is received, provided that there is reasonable assurance that (a) the Company complies with the conditions attached to the grant, and (b) it is probable that the grant will be received (usually upon receipt of approval notice). The amount of the forgivable loan is recognized based on the participation rate approved by the IIA; thus, a forgivable loan is recognized as a receivable when approved research and development costs have been incurred before grant funds are received.

Since at the time of grant approval there is reasonable assurance that the Company will comply with the forgivable loan conditions attached to the grant, and it is reasonably assured that the Company will not pay royalties to IIA, grant income is recorded against the related research and development expenses in the statements of comprehensive loss.

If forgivable loans are initially carried to income, as described above, and in subsequent periods it is no longer reasonably assured that royalties will not be paid to the IIA, the Company recognizes a liability that is measured based on the Company’s best estimate of the amount required to settle the Company’s obligation at the end of each reporting period.

Operating Lease

p.	Operating lease

Leases in which a significant portion of the risks and rewards of ownership are retained by the lessor are classified as operating leases. Payments made under operating leases are charged to the statements of comprehensive loss on a straight-line basis over the period of the lease.

Segment Reporting

q.	Segment reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker, who is responsible for allocating resources and assessing performance of the operating segments. The Company operates in one operating segment.

Loss Per Ordinary Share

r.	Loss per Ordinary Share

Basic loss per share is calculated by dividing the loss attributable to equity holders of the Company by the weighted average number of Ordinary Shares issued and outstanding during the year.

The diluted loss per share is calculated by adjusting the weighted average number of outstanding Ordinary Shares, assuming conversion of all dilutive potential shares.

The Company’s dilutive potential shares consist of options and RSU’s granted to employees and service providers and warrants.

The dilutive potential shares were not taken into account in computing loss per share in 2017, 2016, and 2015 as their effect would not have been dilutive.

The Following New Standard has Been Issued, but is Not Effective for the Financial Periods Beginning January 1, 2016, and has Not Been Early Adopted

s.	The following new standard has been issued, but is not effective for the financial periods beginning January 1, 2017, and has not been early adopted:

1.	IFRS 9, Financial Instruments, addresses the classification, measurement and recognition of financial assets and financial liabilities. The complete version of IFRS 9 was issued in July 2014. It replaces the guidance in IAS 39 that relates to the classification and measurement of financial instruments. IFRS 9 retains but simplifies the mixed measurement model and establishes three primary measurement categories for financial assets: amortized cost, fair value through other comprehensive income and fair value through profit or loss. There is now a new expected credit losses model that replaces the incurred loss impairment model used in IAS 39. For financial liabilities, there were no changes to classification and measurement except for the recognition of changes in own credit risk in other comprehensive loss (income) for liabilities designated at fair value through profit or loss. The standard is effective for accounting periods beginning on or after January 1, 2018. Early adoption is permitted. IFRS 9 is to be applied retrospectively. The Company concluded that IFRS 9 would not have material impact on the financial statements.

2.	In January 2016, the IASB issued IFRS 16—Leases which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract and replaces the previous leases standard, IAS 17—Leases. IFRS 16 eliminates the classification of leases for the lessee as either operating leases or finance leases as required by IAS 17 and instead introduces a single lessee accounting model whereby a lessee is required to recognize assets and liabilities for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and to recognize depreciation of leases assets separately from interest on lease liabilities in the statements of comprehensive loss. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective from January 1, 2019 with early adoption allowed only if IFRS 15—Revenue from Contracts with Customers is also applied. The Company is currently evaluating the impact of adoption on its Financial Statements.

Trade Receivables

t.	Trade receivables

Trade receivables are amounts due from customers for goods sold or services performed in the ordinary course of business. If collection of the amounts is expected in one year or less, they are classified as current assets. The Company’s impairment for trade and other receivables are outlined in note 2(f)(3).